Other Investments (Narrative) (Details) ₪ in Thousands, $ in Thousands, € in Millions	1 Months Ended	5 Months Ended		12 Months Ended
	Oct. 31, 2020 EUR (€)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 ILS (₪) Years	Dec. 31, 2021 USD ($) Years	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)		Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	May 26, 2020 ILS (₪)	May 26, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other Investments [Line Items]
Total Other Investments			$ 2,662					$ 1,509
Other investment			149			$ 135	$ 137	154		$ 149	$ 147
Therapin Ltd
Other Investments [Line Items]
Total Other Investments								1,509	[1]						$ 2,662
Peace Of Meat
Other Investments [Line Items]
Total Other Investments	€ 1		1,248					0				$ 1,200
Percentage of investment hold by entity	5.65%
Separation Agreement | Therapin Ltd
Other Investments [Line Items]
Total Other Investments			1,414					1,509					₪ 7,250	$ 2,100
Percentage of voting acquired													14.74%	14.74%
Committed to pay board of directors per month		₪ 40	$ 13
Aggregate total payment during period under investment				₪ 4,800				1,400
Percentage of amount transferred to a restricted deposit				50.00%	50.00%
Percentage of surplus balance repayment on account of outstanding balance				14.74%	14.74%
Percentage of dividend distributed to shareholders on account of the outstanding balance				14.74%	14.74%
Estimated fair value of other investment				₪ 4,500				$ 1,300
Revaluation of investment				₪ 1,200	$ 300
Expected additional payment event | Years				4.2	4.2
Separation Agreement | Therapin Ltd | Bottom of range
Other Investments [Line Items]
Percentage of interest rate for capitalization of debt				10.23%	10.23%
Separation Agreement | Therapin Ltd | Top of range
Other Investments [Line Items]
Percentage of interest rate for capitalization of debt				10.72%	10.72%

[1]	USD 154 thousand are classified as a current asset.